Goodwill and Intangibles (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Changes in the carrying amount of goodwill by reportable segment
Goodwill, ending balance	$ 83,080	$ 76,981
Service Center Based Distribution Segment [Member]
Changes in the carrying amount of goodwill by reportable segment
Goodwill, beginning balance	76,981	63,405
Goodwill acquired during the year	8,403	11,700
Other, primarily currency translation	(2,304)	1,876
Goodwill, ending balance	$ 83,080	$ 76,981